Stockholders' equity - Schedule of Potentially be Issued Under Each Outstanding (Detail) - shares	Sep. 29, 2026	Jun. 30, 2026
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	4,499,433	3,662,230
Class B1 [Member]
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	65,291	53,142
Class B2 [Member]
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	2,607,488	2,122,317
Class C1 [Member]
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	15,728	12,801
Class C2 [Member]
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	1,810,926	1,473,970